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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Mark A. Boyar             New York, New York   August 14, 2006
   -------------------------------    ------------------   ---------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                        --------------------

Form 13F Information Table Entry Total:      61
                                        --------------------

Form 13F Information Table Value Total:      $360,624
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                            BOYAR ASSET MANAGEMENT INC.

                            FORM 13F INFORMATION TABLE
                        FOR THE QUARTER ENDED JUNE 30, 2006


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALLTEL CORP                    COMMON      020039103    14,036   219,898   SH            SOLE               219,898
AMERICAN EAGLE OUTFIT          COMMON      02553E106       293     8,600   SH            SOLE                 8,600
AMERICAN EXPRESS CO            COMMON      025816109     1,370    25,739   SH            SOLE                25,739
AMERICAN INTL GROUP I          COMMON      026874107     1,030    17,450   SH            SOLE                17,450
AMERIPRISE FINL INC            COMMON      03076C106     8,515   190,615   SH            SOLE               190,615
ANHEUSER BUSCH COS IN          COMMON      035229103       392     8,600   SH            SOLE                 8,600
ARBITRON INC                   COMMON      03875Q108     3,844   100,300   SH            SOLE               100,300
BANK NEW YORK INC              COMMON      064057102    10,739   333,500   SH            SOLE               333,500
BANK OF AMER CORP              COMMON      060505104     2,569    53,400   SH            SOLE                53,400
BRISTOL MYERS SQUIBB           COMMON      110122108     2,149    83,100   SH            SOLE                83,100
CABLEVISION SYS CORP           COMMON      12686C109    10,090   470,387   SH            SOLE               470,387
CARNIVAL PAIRED CERTI          COMMON      143658300     6,541   156,700   SH            SOLE               156,700
CBS CORP NEW CL B              COMMON      124857202    12,715   470,070   SH            SOLE               470,070
CENDANT CORP                   COMMON      151313103       785    48,200   SH            SOLE                48,200
CEVA INC                       COMMON      157210105       128    22,117   SH            SOLE                22,117
CITIGROUP INC.                 COMMON      172967101    17,182   356,113   SH            SOLE               356,113
COCA COLA CO                   COMMON      191216100     3,087    71,747   SH            SOLE                71,747
COMCAST CORP CL A SPL          COMMON      20030N200    13,335   406,800   SH            SOLE               406,800
CROSS A T CO CL A              COMMON      227478104       236    44,500   SH            SOLE                44,500
CVS CORP                       COMMON      126650100     5,173   168,500   SH            SOLE               168,500
DIEBOLD INC                    COMMON      253651103     6,979   171,800   SH            SOLE               171,800
DISNEY WALT PRODTNS            COMMON      254687106    15,391   513,048   SH            SOLE               513,048
DOW JONES & CO INC             COMMON      260561105     8,259   235,900   SH            SOLE               235,900
DSP GROUP INC                  COMMON      23332B106     2,177    87,600   SH            SOLE                87,600
FEDERAL NATL MTG ASSN          COMMON      313586109       303     6,300   SH            SOLE                 6,300
GENERAL ELEC CO                COMMON      369604103    13,535   410,650   SH            SOLE               410,650
HANOVER DIRECT INC             COMMON      410783302        40    30,730   SH            SOLE                30,730
HEINZ H J CO                   COMMON      423074103     8,413   204,100   SH            SOLE               204,100
HILTON HOTEL CORP              COMMON      432848109    12,059   426,400   SH            SOLE               426,400
IHOP CORP NEW                  COMMON      449623107     5,173   107,600   SH            SOLE               107,600
INFOUSA INC NEW                COMMON      456818301       289    28,000   SH            SOLE                28,000
INTEL CORP                     COMMON      458140100       270    14,200   SH            SOLE                14,200


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                            BOYAR ASSET MANAGEMENT INC.

                            FORM 13F INFORMATION TABLE
                  FOR THE QUARTER ENDED JUNE 30, 2006 (continued)


J.P. MORGAN CHASE & C          COMMON      46625H100    18,496   440,379   SH            SOLE               440,379
JOHNSON CTLS INC               COMMON      478366107       473     5,750   SH            SOLE                 5,750
LEHMAN BROS HLDGS INC          COMMON      524908100     8,267   126,892   SH            SOLE               126,892
LIMITED INC                    COMMON      532716107    11,219   438,400   SH            SOLE               438,400
LOEWS CORP                     COMMON      540424108     1,691    47,700   SH            SOLE                47,700
LUXOTTICA GROUP S P A          COMMON      55068R202       201     7,400   SH            SOLE                 7,400
MCDONALDS CORP                 COMMON      580135101     8,867   263,900   SH            SOLE               263,900
MELLON FINL CORP               COMMON      58551A108     3,591   104,300   SH            SOLE               104,300
MEREDITH CORP                  COMMON      589433101     5,006   101,050   SH            SOLE               101,050
MERRILL LYNCH & CO. I          COMMON      590188108    20,214   290,600   SH            SOLE               290,600
MGM GRAND INC                  COMMON      552953101     4,525   110,900   SH            SOLE               110,900
MICROSOFT CORP                 COMMON      594918104     3,935   168,900   SH            SOLE               168,900
MIDAS GROUP INC                COMMON      595626102     3,680   200,009   SH            SOLE               200,009
NBTY INC                       COMMON      628782104     1,848    77,300   SH            SOLE                77,300
NCR CORP NEW                   COMMON      62886E108       880    24,012   SH            SOLE                24,012
NEW YORK TIMES CO CLA          COMMON      650111107       288    11,720   SH            SOLE                11,720
ORIENT-EXPRESS HOTELS          COMMON      G67743107     5,783   148,900   SH            SOLE               148,900
PEPSIAMERICAS                  COMMON      71343P200     6,635   300,075   SH            SOLE               300,075
PFIZER INC                     COMMON      717081103    11,717   499,251   SH            SOLE               499,251
PLAYBOY ENTERPRISES I          COMMON      728117300     4,654   466,300   SH            SOLE               466,300
SAKS INC                       COMMON      79377W108     7,982   493,600   SH            SOLE               493,600
SCHOLASTIC CORP                COMMON      807066105     7,138   274,856   SH            SOLE               274,856
SEA CONTAINERS LTD CL          COMMON      811371707       389    81,800   SH            SOLE                81,800
ST PAUL TRAVELERS INC          COMMON      792860108    15,522   348,192   SH            SOLE               348,192
TIFFANY & CO NEW               COMMON      886547108       267     8,100   SH            SOLE                 8,100
TIME WARNER INC                COMMON      887317105    17,534 1,013,500   SH            SOLE             1,013,500
UNAPIX ENTMT INC               COMMON      904270105         0    21,000   SH            SOLE                21,000
UNITED CAP CORP                COMMON      909912107       228     8,600   SH            SOLE                 8,600
VIACOM INC NEW CL B            COMMON      92553P201     2,497    69,682   SH            SOLE                69,682

                                                       360,624